EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 65,000	$ 48,349	$ 67,303
Denominator for basic earnings per share - weighted average shares	58,662,836	57,270,233	57,876,685
Effect of dilutive securities -
Employee stock awards	589,157	692,050	873,293
Warrants	140,674	110,771	118,814
Denominator for diluted earnings per share - adjusted weighted average shares	59,392,667	58,073,054	58,868,792
Basic	$ 1.11	$ 0.84	$ 1.16
Diluted	$ 1.09	$ 0.83	$ 1.14